Financial Assets and Financial Liabilities - Schedule of Expected Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expected Credit Losses [Line Items]
Beginning balance	¥ 43,877
Ending balance	56,737	¥ 43,877
Liquidity Risk [Member]
Schedule of Expected Credit Losses [Line Items]
Beginning balance	5,305	67,020
Ending balance	12,727	5,305
Increase in loss allowance arising from new financial assets recognised in the year	7,422	4,882
Decrease in loss allowance from derecognition of financial assets in the year		(66,597)
Financial assets included in prepayments, other receivables and other asset [Member] | 12-month Expected Credit Losses [Member]
Schedule of Expected Credit Losses [Line Items]
Beginning balance	2,978	20
Ending balance	6,363	2,978
Increase in loss allowance arising from new financial assets recognised in the year	3,385	2,958
Decrease in loss allowance from derecognition of financial assets in the year
Due from Related Parties [Member] | 12-month Expected Credit Losses [Member]
Schedule of Expected Credit Losses [Line Items]
Beginning balance	3	19
Ending balance	255	3
Increase in loss allowance arising from new financial assets recognised in the year	252
Decrease in loss allowance from derecognition of financial assets in the year		(16)
Trade receivables [member] | Lifetime Expected Credit losses [Member]
Schedule of Expected Credit Losses [Line Items]
Beginning balance	2,324	66,981
Ending balance	6,109	2,324
Increase in loss allowance arising from new financial assets recognised in the year	¥ 3,785	1,924
Decrease in loss allowance from derecognition of financial assets in the year		¥ (66,581)